Tangible assets - Breakdown by asset class of Tangible assets for own use (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tangible assets for own use
Tangible assets	$ 12,620	$ 12,206
Gross carrying amount
Tangible assets for own use
Tangible assets	25,350	23,087	$ 19,829
Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(12,730)	(10,881)	$ (9,287)
Buildings for own use
Tangible assets for own use
Tangible assets	7,118	6,494
Buildings for own use | Gross carrying amount
Tangible assets for own use
Tangible assets	14,640	13,125
Buildings for own use | Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(7,522)	(6,631)
IT equipment and fixtures
Tangible assets for own use
Tangible assets	3,567	3,465
IT equipment and fixtures | Gross carrying amount
Tangible assets for own use
Tangible assets	6,922	6,059
IT equipment and fixtures | Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(3,355)	(2,594)
Furniture and vehicles
Tangible assets for own use
Tangible assets	1,373	1,561
Furniture and vehicles | Gross carrying amount
Tangible assets for own use
Tangible assets	3,226	3,217
Furniture and vehicles | Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(1,853)	(1,656)
Other fixtures
Tangible assets for own use
Tangible assets	562	686
Other fixtures | Gross carrying amount
Tangible assets for own use
Tangible assets	$ 562	$ 686